Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Principal Amount	Fair Value
CORPORATE BONDS-6.21%
Broadcast Serv/Program - 0.58%

Diamond Sports Group LLC / Diamond Sports Finance Co., 12.750%, 12/01/2026(a)	$2,750,000	$2,378,750
		2,378,750
Consumer Services - 1.95%

Adtalem Global Education, Inc., 5.500%, 03/01/2028(a)	8,050,000	7,929,250
		7,929,250
Diversified Banking Inst - 0.91%

Credit Suisse AG, 7.624%, 07/31/2030	10,000	9,482
Credit Suisse AG, 7.624%, 10/30/2030	420,000	376,731
Morgan Stanley Finance LLC, 8.170%, 04/28/2036	10,000	8,501
Morgan Stanley Finance LLC, 7.680%, 06/30/2036	40,000	37,948
Morgan Stanley Finance LLC, 9.000%, 08/31/2036	2,289,000	2,133,557
Morgan Stanley Finance LLC, 9.000%, 09/30/2036	40,000	36,828
Morgan Stanley Finance LLC, 9.000%, 11/29/2036	103,000	97,414
Morgan Stanley Finance LLC, 9.000%, 01/31/2037	224,000	195,276
Morgan Stanley Finance LLC, 9.000%, 03/31/2037	747,000	704,060
Morgan Stanley Finance LLC, 9.000%, 04/28/2037	40,000	36,529
Morgan Stanley Finance LLC, 9.000%, 05/31/2037	25,000	22,244
Morgan Stanley Finance LLC, 9.000%, 08/31/2037	58,000	54,335
		3,712,905
E-Commerce/Services - 0.64%

Uber Technologies, Inc., 6.250%, 01/15/2028(a)	2,500,000	2,618,750
		2,618,750
Food - 0.19%

Post Holdings, Inc., 5.500%, 12/15/2029(a)	750,000	774,375
		774,375
Institutional Financial Services - 0.93%

Morgan Stanley, 5.094%, 04/30/2030	25,000	22,573
Morgan Stanley, 6.792%, 07/31/2030	80,000	72,045
Morgan Stanley, 6.671%, 10/30/2030	80,000	76,362
Morgan Stanley, 3.268%, 09/26/2033	428,000	304,660
Morgan Stanley, 3.396%, 10/31/2033	266,000	209,154
Morgan Stanley, 3.812%, 02/28/2034	478,000	372,361
Morgan Stanley, 3.396%, 03/31/2034	26,000	18,644
Morgan Stanley, 3.812%, 03/31/2034	276,000	216,226
Morgan Stanley, 3.812%, 04/30/2034	66,000	49,295
Morgan Stanley, 3.812%, 05/30/2034	89,000	67,281
Morgan Stanley, 3.840%, 06/30/2034	460,000	362,476
Morgan Stanley, 3.812%, 07/31/2034	25,000	18,456
Morgan Stanley, 3.910%, 08/29/2034	161,000	126,415
Morgan Stanley, 3.910%, 08/29/2034	10,000	8,573

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Principal Amount	Fair Value
Morgan Stanley, 4.765%, 09/30/2034	$88,000	$68,231
Morgan Stanley, 5.376%, 09/30/2034	231,000	212,882
Morgan Stanley, 7.070%, 10/08/2034	32,000	23,664
Morgan Stanley, 4.245%, 10/31/2034	103,000	77,145
Morgan Stanley, 4.245%, 10/31/2034	181,000	139,847
Morgan Stanley, 5.943%, 10/31/2034	357,000	322,715
Morgan Stanley, 4.085%, 11/28/2034	25,000	20,986
Morgan Stanley, 6.615%, 11/28/2034	231,000	192,870
Morgan Stanley, 4.765%, 01/30/2035	175,000	131,459
Morgan Stanley, 6.144%, 01/30/2035	69,000	63,650
Morgan Stanley, 4.085%, 02/27/2035	36,000	30,990
Morgan Stanley, 4.245%, 03/31/2035	114,000	91,167
Morgan Stanley, 5.094%, 03/31/2035	527,000	435,922
Morgan Stanley, 7.820%, 02/29/2036	61,000	54,120
		3,790,169
Real Estate Oper/Develop - 0.24%

China Evergrande Group, 8.250%, 03/23/2022	4,324,000	799,940
China Evergrande Group, 7.500%, 06/28/2023	1,000,000	165,000
		964,940
Specialty Finance - 0.54%

PennyMac Financial Services, Inc., 5.375%, 10/15/2025(a)	1,250,000	1,253,125
PennyMac Financial Services, Inc., 5.750%, 09/15/2031(a)	1,000,000	960,000
		2,213,125
Steel-Producers - 0.22%

Cleveland-Cliffs Steel Corp., 7.000%, 03/15/2027	880,000	908,600
		908,600
TOTAL CORPORATE BONDS		25,290,864
(Cost $28,747,384)

	Principal Amount	Fair Value
SENIOR LOANS-4.08%
Biotechnology & Pharmacuticals - 0.24%

Bausch Health Companies Inc.TLB 1L, First Lien Term Loan, %, 01/27/2027	1,000,000	993,595
		993,595
Business Equipment & Services - 0.19%

Intrado Corp., First Lien Initial B Term Loan, 3M US L + 4.00%, 10/10/2024	809,446	760,677
		760,677
Chemicals-Specialty - 0.04%

CPC Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 12/29/2028	175,000	172,375
		172,375

Annual Report | January 31, 2022	7

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Principal Amount	Fair Value
Commercial Serv-Finance - 0.08%

Travelport Finance S.a r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	$374,830	$313,123
		313,123
Engineering & Construction - 0.00%

Fluidra Finco SL, First Lien Term Loan, 1M EUR L + 2.00%, 07/02/2025	560	630
		630
Finance-Consumer Loans - 0.22%

GreenSky Holdings LLC, First Lien Term Loan, 1M US L + 3.25%, 03/29/2025	887,139	887,694
		887,694
Food - 0.10%

Atkins Nutritionals Holdings, Inc., First Lien Term Loan, 3M US L + 3.75%, 07/07/2024	400,262	403,390
		403,390
Food-Retail - 0.47%

Moran Foods LLC, First Lien -2020 Term Loan, 3M US L + 0.00%, 04/01/2024	896,115	896,115
Moran Foods, LLC TLA, Second Lien Term Loan, 3M US L + 10.75%, 10/01/2024	1,195,467	998,216
		1,894,331
Leisure Facilities & Services - 1.11%

24 Hour Fitness Worldwide, Inc., First Lien Term Loan, 3M US L + 5.00%, 12/29/2025	270,043	199,832
AMC Entertainment Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 3.00%, 04/22/2026	937,558	837,539
Carnival Corporation TLB 1L, First Lien Term Loan, 6M US L + 3.25%, 10/06/2028	3,500,000	3,475,204
		4,512,575
Medical Labs&Testing Srv - 0.44%

Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	2,304,160	1,792,821
		1,792,821
Pipelines - 0.04%

GMP Borrower LLC, First Lien Term Loan, 3M US L + 4.50%, 10/28/2027	171,016	155,464
		155,464
Printing-Commercial - 0.30%

RR Donnelley & Sons Co., First Lien Term Loan, 1M US L + 5.00%, 01/15/2024	1,201,265	1,201,865
		1,201,865
Retail-Restaurants - –%

NPC International, Inc., Second Lien Initial Term Loan, 1M US L + 0.00%, 04/18/2025(b)	605,000	0
		0
Telecom Services - 0.20%

Intrado Corp., First Lien Term Loan, 3M US L + 3.50%, 10/10/2024	859,311	801,307
		801,307

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Principal Amount	Fair Value
Theaters - 0.00%

Crown Finance US, Inc., First Lien Initial B-1 Term Loan, 3M US L + 7.00 (PIK Rate 8.25%, Cash Rate 7.00%)%, 05/23/2024(c)	$11,030	$13,053
		13,053
Transportation & Logistics - 0.66%

American Airlines, Inc., First Lien 2018 Replacement Term Loan, 1M US L + 1.75%, 06/27/2025	1,729,869	1,679,772
SkyMiles IP, Ltd., First Lien Initial Term Loan, 3M US L + 3.75%, 10/20/2027	970,000	1,025,838
		2,705,610
TOTAL SENIOR LOANS		16,608,510
(Cost $17,161,584)

	Shares	Fair Value
COMMON STOCK-0.67%
Electronics & Appliances Stores-0.00%
Everyware Global(b)(d)	43,777	–

Marine Services-0.01%
Harvey Gulf Intl. Marine(d)	7,413	33,359

Food & Drug Stores-0.00%
Save A Lot / Moran Foods(b)(d)	56,338	–

Entertainment Facilities-0.08%
24 Hour Fitness Worldwide(d)	306,005	306,005

Mineral & Precious Stone Mining-0.52%
Covia Equity(d)	169,353	2,116,913

IT Services-0.01%
IQOR(d)	4,941	37,058

Power Generation-0.05%
Longview Power LLC(d)	61,813	216,346

Theaters-0.00%
Cineworld Group PLC(d)	10,720	5,657

TOTAL COMMON STOCK		2,715,338
(Cost $2,734,292)

	Shares	Fair Value
CLOSED END FUNDS-9.39%
Aberdeen Japan Equity Fund, Inc.	105,265	803,172
BlackRock Innovation & Growth Trust	4,432	60,408

Annual Report | January 31, 2022	9

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Calamos Long/Short Equity & Dynamic Income Trust	1,958	$39,395
Center Coast Brookfield MLP & Energy Infrastructure Fund	121,994	1,882,367
ClearBridge Energy Midstream Opportunity Fund, Inc.	10,345	257,901
Cushing MLP & Infrastructure Total Return Fund	65,283	2,175,230
Cushing NextGen Infrastructure(d)	23,585	988,683
Delaware Investments Colorado Municipal Income Fund, Inc.	13,934	194,658
Delaware Investments Minnesota Municipal Income Fund II, Inc.	68,751	922,638
Delaware Investments National Municipal Income Fund	41,175	539,393
Delaware Ivy High Income Opportunities Fund	154,715	2,043,785
Ecofin Sustainable and Social	49,255	749,661
Ellsworth Growth and Income Fund, Ltd.	145,068	1,592,847
Fiduciary/Claymore Energy Infrastructure Fund	62,432	738,571
First Trust Aberdeen Emerging Opportunity Fund	90	1,204
India Fund, Inc.	87,891	1,771,883
Invesco Senior Income Trust	186,888	826,045
Japan Smaller Capitalization Fund, Inc.	7,794	59,468
Korea Fund, Inc.	27,872	879,454
Miller/Howard High Dividend Fund	333,513	3,558,584
Morgan Stanley Emerging Markets Debt Fund, Inc.	103,239	894,050
Neuberger Berman Next Generation Connectivity Fund, Inc.	125,036	1,913,051
New Ireland Fund, Inc.	95,326	1,021,895
Nuveen Core Plus Impact Fund	4,494	74,825
Nuveen Multi-Asset Income Fund	13,985	248,653
PGIM Global High Yield Fund, Inc.	150	2,163
PIMCO Energy & Tactical Credit Opportunities Fund	247,924	3,426,310
Principal Real Estate Income Fund	51,780	781,360
Salient Midstream & MLP Fund(d)	528,128	3,733,864
Taiwan Fund, Inc.	3,223	109,389
Templeton Emerging Markets Fund/United States	1,470	23,300
Templeton Global Income Fund	30,991	158,364
Tortoise Energy Independence Fund, Inc.	30,511	832,950
Tortoise Energy Infrastructure(d)	16,733	510,858
Tortoise Midstream Energy Fund(d)	47,630	1,619,896
Tortoise Pipeline & Energy Fund, Inc.	4,342	112,458
Tortoise Power and Energy Infrastructure Fund, Inc.	59,781	854,270
Vertical Capital Income Fund	37,058	377,250
Virtus AllianzGI Convertible & Income Fund II	44,847	207,193
Voya Asia Pacific High Dividend Equity Income Fund	2,509	20,574
Voya Emerging Markets High Income Dividend Equity Fund	93,118	667,656
		37,675,676

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	99,389	543,658

TOTAL CLOSED END FUNDS		38,219,334
(Cost $38,354,841)

	Shares	Fair Value
PREFERRED STOCK-0.19%

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Entertainment Facilities-0.19%
24 Hour Fitness Worldwide, Inc.(d)	407,959	$764,924

TOTAL PREFERRED STOCK		764,924
(Cost $489,936)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES-79.35%
Investment Companies -79.35%
10X Capital Venture Acquisition Corp. III(d)	111,508	1,118,425
26 Capital Acquisition Corp.(d)	69,009	677,668
2MX Organic SA(d)	13,079	144,290
5:01 Acquisition Corp.(d)	91,755	901,493
7 Acquisition Corp.(d)	50,470	497,634
7GC & Co. Holdings, Inc.(d)	140	1,364
8i ACQUISITION 2 Corp.(d)	46,160	449,829
Abri SPAC I, Inc.(d)	47,464	467,520
Accelerate Acquisition Corp.(d)	66,589	645,247
Accretion Acquisition Corp.(d)	81,604	794,823
Achari Ventures Holdings Corp. I(d)	38,684	382,585
Acropolis Infrastructure Acquisition Corp.(d)	76,319	739,531
Adara Acquisition Corp.(d)	35,768	349,811
Adit EdTech Acquisition Corp.(d)	68,559	676,677
Advanced Merger Partners, Inc.(d)	2,940	28,547
AEA-Bridges Impact Corp.(d)	136,970	1,350,524
Aequi Acquisition Corp.(d)	76,958	753,419
Aesther Healthcare Acquisition Corp.(d)	115,745	1,159,765
AF Acquisition Corp.(d)	70,129	678,147
African Gold Acquisition Corp.(d)	176,315	1,704,384
Agile Growth Corp.(d)	59,098	571,478
Agrico Acquisition Corp.(d)	126,009	1,266,390
Ahren Acquisition Corp.(d)	19,716	196,766
AIB Acquisition Corp.(d)	41,417	412,513
Alpha Healthcare Acquisition Corp. III(d)	22,899	222,120
Alpha Partners Technology Merger Corp.(d)	19,691	190,412
Alpine Acquisition Corp.(d)	119,504	1,198,625
ALSP Orchid Acquisition Corp. I(d)	104,793	1,087,227
AltC Acquisition Corp.(d)	61,326	593,022
AltEnergy Acquisition Corp.(d)	22,461	220,792
Altitude Acquisition Corp.(d)	55,783	551,694
Andretti Acquisition Corp.(d)	49,046	489,970
Angel Pond Holdings Corp.(d)	33,960	327,714
Anthemis Digital Acquisitions I Corp.(d)	79,240	781,306
Anzu Special Acquisition Corp. I(d)	17,452	169,110
AP Acquisition Corp.(d)	19,715	197,939
Apeiron Capital Investment Corp.(d)	98,318	974,007
Apollo Strategic Growth Capital II(d)	45,066	436,690

Annual Report | January 31, 2022	11

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
APx Acquisition Corp. I(d)	7,962	$79,700
Arbor Rapha Capital Bioholdings Corp. I(d)	74,626	744,021
Archimedes Tech SPAC Partners Co.(d)	707	6,985
ArcLight Clean Transition Corp. II(d)	59	581
Arctos NorthStar Acquisition Corp.(d)	36,329	352,755
Arena Fortify Acquisition Corp.(d)	103,357	1,021,167
Argus Capital Corp.(d)	56,098	556,773
Aries I Acquisition Corp.(d)	11,338	113,380
Arisz Acquisition Corp.(d)	34,348	335,923
Armada Acquisition Corp. I(d)	39	388
Arrowroot Acquisition Corp.(d)	205,758	1,987,621
Artemis Strategic Investment Corp., Class B(b)(d)	12,038	43,939
Artemis Strategic Investment Corp.(d)	142,048	1,402,014
ARYA Sciences Acquisition Corp. V(d)	12,591	121,944
Ascendant Digital Acquisition Corp. III(d)	157,732	1,561,547
Astrea Acquisition Corp.(d)	1,854	18,447
Athena Consumer Acquisition Corp.(d)	67,428	668,211
Athena Technology Acquisition Corp. II(d)	73,936	733,815
Athlon Acquisition Corp.(d)	94,859	922,029
Atlantic Avenue Acquisition Corp.(d)	143,984	1,411,043
Atlantic Coastal Acquisition Corp.(d)	51,070	504,061
Atlantic Coastal Acquisition Corp. II(d)	95,202	951,068
Atlas Crest Investment Corp. II(d)	1,993	19,412
Ault Disruptive Technologies Corp.(d)	24,644	246,933
Austerlitz Acquisition Corp. II(d)	39,641	384,121
Authentic Equity Acquisition Corp.(d)	12,713	123,888
Avalon Acquisition, Inc.(d)	77,027	758,716
Avanti Acquisition Corp.(d)	66,245	649,863
Avista Public Acquisition Corp. II(d)	2,914	28,907
B Riley Principal 150 Merger Corp.(d)	20,367	200,615
B Riley Principal 250 Merger Corp.(d)	52,757	508,577
Banner Acquisition Corp.(d)	104,835	1,026,859
Bannix Acquisition Corp.(d)	57,872	569,460
Banyan Acquisition Corp.(d)	87,049	869,620
Battery Future Acquisition Corp.(d)	73,936	739,360
BCLS Acquisition Corp.(d)	1,649	16,210
Beard Energy Transition Acquisition Corp.(d)	120,587	1,184,164
Belong Acquisition Corp.(d)	58,647	572,688
Berenson Acquisition Corp. I(d)	50,465	487,492
BGP Acquisition Corp.(d)	4,707	44,717
BioPlus Acquisition Corp.(d)	90,824	886,442
Biotech Acquisition Co.(d)	109,702	1,078,371
Bite Acquisition Corp.(d)	82,922	802,685
Black Mountain Acquisition Corp.(d)	80,799	797,486
Black Spade Acquisition Co.(d)	28,533	287,042
bleuacacia, Ltd.(d)	201,609	1,947,542
Blockchain Coinvestors Acquisition Corp. I(d)	166,681	1,641,808
Blockchain Moon Acquisition Corp.(d)	41,209	403,024
Blue Ocean Acquisition Corp.(d)	32,515	323,524

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Blue Safari Group Acquisition Corp.(d)	20,853	$208,113
Blue Whale Acquisition Corp. I(d)	16,386	158,453
Blue World Acquisition Corp(d)	46,604	465,574
BlueRiver Acquisition Corp.(d)	3,329	32,391
Bluescape Opportunities Acquisition Corp.(d)	125,455	1,228,204
BOA Acquisition Corp.(d)	74,344	734,519
Broad Capital Acquisition Corp.(d)	53,360	534,134
Broadscale Acquisition Corp.(d)	10,459	103,021
Brookline Capital Acquisition Corp.(d)	806	8,064
Build Acquisition Corp.(d)	136	1,319
Bullpen Parlay Acquisition Co.(d)	115,467	1,154,670
Burgundy Technology Acquisition Corp.(d)	72,089	721,611
BurTech Acquisition Corp.(d)	23,487	234,400
BYTE Acquisition Corp.(d)	163,063	1,576,819
C5 Acquisition Corp.(d)	144,119	1,444,072
Cactus Acquisition Corp. 1, Ltd.(d)	42,473	420,695
Canna-Global Acquisition Corp.(d)	154,766	1,532,183
Capitalworks Emerging Markets Acquisition Corp.(d)	138,241	1,364,439
Carney Technology Acquisition Corp. II(d)	81,138	792,718
Cartica Acquisition Corp.(d)	148,709	1,495,269
Cascade Acquisition Corp.(d)	17,998	179,890
Catalyst Partners Acquisition Corp.(d)	20,382	198,928
Catcha Investment Corp.(d)	120,767	1,170,232
CC Neuberger Principal Holdings II(d)	75,415	745,854
CC Neuberger Principal Holdings III(d)	3,264	31,824
CENAQ Energy Corp.(d)	122,480	1,215,002
CF Acquisition Corp. IV(d)	120,117	1,174,744
CF Acquisition Corp. VI(d)	2,701	31,467
CF Acquisition Corp. VII(d)	14,786	147,269
CF Acquisition Corp. VIII(d)	46,841	467,005
Chain Bridge I(d)	66,734	671,678
Chardan NexTech Acquisition 2 Corp.(d)	30,163	301,932
Chavant Capital Acquisition Corp.(d)	2,703	26,652
Churchill Capital Corp. VII(d)	94,864	923,027
CHW Acquisition Corp.(d)	19,389	189,237
CIIG Capital Partners II, Inc.(d)	42,062	415,993
CITIC Capital Acquisition Corp.(d)	167,000	1,262,520
Clarim Acquisition Corp.(d)	31,708	307,251
Class Acceleration Corp.(d)	79,718	775,656
CleanTech Acquisition Corp.(d)	32,844	326,798
Clover Leaf Capital Corp.(d)	17,737	177,902
Cohn Robbins Holdings Corp.(d)	17,985	177,512
Colicity, Inc.(d)	28,439	276,143
Concord Acquisition Corp. III(d)	98,362	968,374
Consilium Acquisition Corp. I, Ltd.(d)	76,977	768,230
Constellation Acquisition Corp. I(d)	18,238	177,365
Conx Corp.(d)	30,069	294,676
Corner Growth Acquisition Corp.(d)	65,755	641,111

Annual Report | January 31, 2022	13

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Corner Growth Acquisition Corp. 2(d)	32,871	$326,245
COVA Acquisition Corp.(d)	105,029	1,021,932
Crescera Capital Acquisition Corp.(d)	127,583	1,261,796
Crixus BH3 Acquisition Co.(d)	15,548	152,137
Crown PropTech Acquisitions(d)	65,036	641,905
Crucible Acquisition Corp.(d)	125,933	1,225,328
Crypto 1 Acquisition Corp.(d)	12,309	120,628
Crystal Peak Acquisition(d)	68,967	669,325
D & Z Media Acquisition Corp.(d)	59,795	580,012
DA32 Life Science Tech Acquisition Corp.(d)	108,727	1,045,954
Data Knights Acquisition Corp.(d)	43,918	444,889
Decarbonization Plus Acquisition Corp. IV(d)	44,370	439,263
DEE Tech SA(d)	41,293	461,584
Deep Lake Capital Acquisition Corp.(d)	14,871	145,290
Deep Medicine Acquisition Corp.(d)	65,115	642,685
Delwinds Insurance Acquisition Corp.(d)	56,351	557,311
DHB Capital Corp.(d)	5,252	50,892
DHC Acquisition Corp.(d)	29,126	282,085
DiamondHead Holdings Corp.(d)	74,868	727,343
Digital Health Acquisition Corp.(d)	35,344	349,906
Digital Transformation Opportunities Corp.(d)	141,108	1,368,748
Digital World Acquisition Corp., Class B(b)(d)	25,893	624,280
DILA Capital Acquisition Corp.(d)	20,741	202,847
Direct Selling Acquisition Corp.(d)	134,402	1,338,644
Disruptive Capital Acquisition Co., Ltd.(d)	4,747	63,204
dMY Technology Group, Inc. VI(d)	27,831	271,074
DP Cap Acquisition Corp. I(d)	89,472	881,747
DPCM Capital, Inc.(d)	4,918	48,196
Dragoneer Growth Opportunities Corp. III(d)	10,209	99,231
DTRT Health Acquisition Corp.(d)	172,459	1,719,416
Duddell Street Acquisition Corp.(d)	97,559	965,834
DUET Acquisition Corp.(d)	5,996	59,840
Dune Acquisition Corp.(d)	63,725	630,240
E.Merge Technology Acquisition Corp.(d)	188,453	1,856,261
Edify Acquisition Corp.(d)	29,024	281,968
EdtechX Holdings Acquisition Corp. II(d)	2,562	25,710
EJF Acquisition Corp.(d)	46,408	459,439
Elliott Opportunity II Corp.(d)	27,348	266,370
Emerging Markets Horizon Corp.(d)	10,154	101,845
Empowerment & Inclusion Capital I Corp.(d)	33,268	329,520
Empowerment & Inclusion Capital I Corp.(d)	103,514	1,007,709
Endurance Acquisition Corp.(d)	30,511	298,398
Energem Corp.(d)	72,341	716,899
Energy Transition Partners BV(d)	50,557	557,472
Enterprise 4.0 Technology Acquisition Corp.(d)	44,710	441,735
Epiphany Technology Acquisition Corp.(d)	140,733	1,370,739
EQ Health Acquisition Corp.(d)	23,787	231,210
ESGEN Acquisition Corp.(d)	133,510	1,322,417
ESM Acquisition Corp.(d)	18,627	180,682

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Eucrates Biomedical Acquisition Corp.(d)	14,709	$143,560
EVe Mobility Acquisition Corp.(d)	54,220	541,116
Everest Consolidator Acquisition Corp.(d)	100,984	998,732
Evo Acquisition Corp.(d)	49,276	478,470
ExcelFin Acquisition Corp.(d)	47,713	471,404
Executive Network Partnering Corp.(d)	18,468	181,540
Far Peak Acquisition Corp.(d)	21,242	210,296
FAST Acquisition Corp. II(d)	27,109	262,957
Fat Projects Acquisition Corp.(d)	61,845	605,463
FAT Projects Acquisition Corp., Class B(b)(d)	4,886	16,319
Fifth Wall Acquisition Corp. III(d)	12,934	126,107
Financial Strategies Acquisition Corp.(d)	65,207	641,637
Finnovate Acquisition Corp.(d)	100,186	985,329
FinServ Acquisition Corp. II(d)	30,941	299,199
FinTech Acquisition Corp. VI(d)	137,554	1,345,278
Fintech Ecosystem Development Corp.(d)	54,704	541,023
Fintech Evolution Acquisition Group(d)	35,678	345,185
First Light Acquisition Group, Inc.(d)	45,338	445,673
FirstMark Horizon Acquisition Corp.(d)	13,369	131,952
Flame Acquisition Corp.(d)	177,120	1,714,522
Focus Impact Acquisition Corp.(d)	56,923	560,122
Forbion European Acquisition Corp.(d)	22,181	221,366
Forest Road Acquisition Corp. II(d)	32,645	316,983
Fortistar Sustainable Solutions Corp.(d)	44,226	428,992
Fortress Capital Acquisition Corp.(d)	200	1,952
Fortress Value Acquisition Corp. III(d)	34,526	337,664
Fortress Value Acquisition Corp. IV(d)	27	262
Fortune Rise Acquisition Corp.(d)	36,191	360,824
Founder SPAC(d)	233,253	2,323,199
Frazier Lifesciences Acquisition Corp.(d)	17,419	170,706
Freedom Acquisition I Corp.(d)	18,275	177,849
Frontier Acquisition Corp.(d)	57,947	561,506
FTAC Emerald Acquisition Corp.(d)	54,216	538,365
FTAC Hera Acquisition Corp.(d)	59,886	582,092
FTAC Parnassus Acquisition Corp.(d)	40,334	393,257
FTAC Zeus Acquisition Corp.(d)	271,313	2,667,006
Fusion Acquisition Corp. II(d)	126,201	1,224,150
Future Health ESG Corp.(d)	77,163	762,756
G Squared Ascend II, Inc.(d)	34,568	336,692
G&P Acquisition Corp.(d)	43,330	426,801
G3 VRM Acquisition Corp.(d)	103,276	1,033,793
Galata Acquisition Corp.(d)	53,213	518,827
Games & Esports Experience Acquisition Corp.(d)	118,581	1,177,509
Gardiner Healthcare Acquisitions Corp.(d)	19,715	193,798
Genesis Growth Tech Acquisition Corp.(d)	20,148	201,480
GFJ Esg Acquisition I SE(d)	44,084	500,212
GigCapital5, Inc.(d)	60,253	596,505
GigInternational1, Inc.(d)	47,940	476,284

Annual Report | January 31, 2022	15

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Gladstone Acquisition Corp.(d)	37,300	$372,627
Glass Houses Acquisition Corp.(d)	150,419	1,454,552
Global Consumer Acquisition Corp.(d)	36,026	357,018
Global Partner Acquisition Corp. II(d)	16,331	159,227
Global SPAC Partners Co.(d)	55,273	554,665
Global Synergy Acquisition Corp.(d)	109,666	1,082,403
Global Technology Acquisition Corp. I(d)	85,831	842,431
Globalink Investment, Inc.(d)	58,520	574,959
GO Acquisition Corp.(d)	133,924	1,319,151
Goal Acquisitions Corp.(d)	88,824	860,705
GoGreen Investments Corp.(d)	130,678	1,301,553
Golden Arrow Merger Corp.(d)	92,834	899,561
Golden Falcon Acquisition Corp.(d)	139,454	1,362,466
Good Works II Acquisition Corp.(d)	61,516	602,242
Gores Holdings IX, Inc.(d)	124,108	1,244,803
Gores Holdings VII, Inc.(d)	297,586	2,895,511
Gores Holdings VIII, Inc.(d)	21,559	215,374
Gores Technology Partners II, Inc.(d)	41,493	405,802
Gores Technology Partners, Inc.(d)	1,934	18,953
Graf Acquisition Corp. IV(d)	55,750	540,218
Green Visor Financial Technology Acquisition Corp. I(d)	95,725	947,678
Growth For Good Acquisition Corp.(d)	102,571	1,025,710
Hawks Acquisition Corp.(d)	42,302	410,329
Haymaker Acquisition Corp. III, Class A(d)	47,715	469,516
HCM ACQUISITION Corp.(d)	20,986	209,650
Health Assurance Acquisition Corp.(d)	359	3,507
Health Sciences Acquisitions Corp. 2(d)	60,126	592,842
Healthcare AI Acquisition Corp.(d)	37,362	369,884
Healthcare Capital Corp.(d)	55,144	550,337
Healthcare Services Acquisition Corp.(d)	9,858	96,017
Heartland Media Acquisition Corp.(d)	2,998	30,010
HH&L Acquisition Co.(d)	59,284	573,276
HHG Capital Corp.(d)	17,425	172,508
HIG Acquisition Corp.(d)	103,397	1,014,325
Highland Transcend Partners I Corp.(d)	31,494	312,106
Home Plate Acquisition Corp.(d)	46,382	449,442
HPX Corp.(d)	25,649	253,156
Hudson Executive Investment Corp. II(d)	2,465	23,984
Hudson Executive Investment Corp. III(d)	46,535	451,855
HumanCo Acquisition Corp.(d)	17,145	167,678
Hunt Cos. Acquisition Corp. I(d)	105,412	1,046,741
I2PO SA(d)	95,238	1,041,057
Ibere Pharmaceuticals(d)	6,446	62,623
Iconic Sports Acquisition Corp.(d)	85,644	848,732
IG Acquisition Corp.(d)	13,337	130,703
Ignyte Acquisition Corp.(d)	17,138	167,867
Inception Growth Acquisition, Ltd.(d)	7,394	72,018
Industrial Human Capital, Inc.(d)	14,916	147,818
Industrial Tech Acquisitions II, Inc.(d)	95,019	948,290

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Infinite Acquisition Corp.(d)	47,294	$463,481
InFinT Acquisition Corp.(d)	110,294	1,091,911
Innovative International Acquisition Corp.(d)	134,343	1,332,683
Insight Acquisition Corp.(d)	36,845	357,765
Integral Acquisition Corp. 1(d)	38,577	378,440
Integrated Rail and Resources Acquisition Corp.(d)	153,090	1,509,467
Integrated Wellness Acquisition Corp.(d)	6,161	60,747
Intelligent Medicine Acquisition Corp.(d)	114,155	1,130,135
International Media Acquisition Corp.(d)	72,534	714,460
InterPrivate IV InfraTech Partners, Inc.(d)	80,861	785,969
Investcorp Europe Acquisition Corp. I(d)	49,291	496,114
ION Acquisition Corp. 3, Ltd.(d)	1,887	18,379
Iron Spark I, Inc.	38,366	382,125
Isleworth Healthcare Acquisition Corp.(d)	50,061	491,599
ITHAX Acquisition Corp.(d)	107,529	1,052,709
Itiquira Acquisition Corp.(d)	119,763	1,162,899
IX Acquisition Corp.(d)	224	2,197
IX Acquisition Corp.(d)	22,137	215,282
Jackson Acquisition Co.(d)	2,465	24,601
Jaws Juggernaut Acquisition Corp.(d)	14,501	140,950
Jaws Mustang Acquisition Corp.(d)	159,559	1,550,913
Jiya Acquisition Corp.(d)	49	480
JOFF Fintech Acquisition Corp.(d)	115,882	1,125,214
Juniper II Corp.(d)	40,172	395,292
Jupiter Acquisition Corp.(d)	3,063	30,048
Jupiter Wellness Acquisition Corp.(d)	88,009	868,649
Kadem Sustainable Impact Corp.(d)	75,482	729,156
Kairos Acquisition Corp.(d)	11,102	108,245
Kairous Acquisition Corp. ltd(d)	13,555	133,381
Kensington Capital Acquisition Corp. V(d)	58,918	581,521
Kernel Group Holdings, Inc.(d)	59,893	580,363
Keyarch Acquisition Corp.(d)	16,489	164,230
Khosla Ventures Acquisition Co.(d)	18,131	176,415
Kingswood Acquisition Corp.(d)	43,907	446,095
KINS Technology Group, Inc.(d)	128,748	1,286,193
Kismet Acquisition Two Corp.(d)	26,076	252,676
KKR Acquisition Holdings I Corp.(d)	11,582	112,461
KL Acquisition Corp.(d)	41,793	409,571
KludeIn I Acquisition Corp.(d)	30,562	301,647
KnightSwan Acquisition Corp.(d)	8,994	89,670
L Catterton Asia Acquisition Corp.(d)	5,761	55,939
Lakeshore Acquisition I Corp.(d)	12,332	121,162
LAMF Global Ventures Corp. I(d)	126,567	1,242,888
LatAmGrowth SPAC(d)	65,222	652,872
LAVA Medtech Acquisition Corp.(d)	37,985	376,811
Lazard Growth Acquisition Corp. I(d)	64,054	620,683
Lefteris Acquisition Corp.(d)	43,328	424,181
Legato Merger Corp. II(d)	88,433	871,065

Annual Report | January 31, 2022	17

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Leo Holdings Corp. II(d)	50,399	$489,878
Levere Holdings Corp.(d)	54,573	529,358
LF Capital Acquisition Corp. II, Class A(d)	166,778	1,657,773
Liberty Resources Acquisition Corp.(d)	76,982	762,122
LightJump Acquisition Corp.(d)	59,263	585,222
Lionheart Acquisition Corp. II(d)	700	7,014
Lionheart III Corp.(d)	73,159	720,616
LMF Acquisition Opportunities, Inc.(d)	59,099	592,172
M3-Brigade Acquisition III Corp.(d)	14,905	148,305
Macondray Capital Acquisition Corp. I(d)	84,283	826,816
Magnum Opus Acquisition, Ltd.(d)	36,420	362,743
Malacca Straits Acquisition Co., Ltd.(d)	26,253	263,843
Mana Capital Acquisition Corp.(d)	39,874	392,360
Marblegate Acquisition Corp.(d)	121,783	1,194,691
Marlin Technology Corp.(d)	273,988	2,663,162
Mason Industrial Technology, Inc.(d)	4,963	48,240
Maxpro Capital Acquisition Corp.(d)	37,123	368,817
McLaren Technology Acquisition Corp.(d)	122,181	1,209,592
MDH Acquisition Corp.(d)	54,356	527,253
Medicus Sciences Acquisition Corp.(d)	80,321	779,515
Mercato Partners Acquisition Corp.(d)	81,636	807,380
Metals Acquisition Corp.(d)	35,266	339,964
Minority Equality Opportunities Acquisition, Inc.(d)	140,593	1,413,663
Mission Advancement Corp.(d)	89,303	864,453
Model Performance Acquisition Corp.(d)	8,645	86,623
Monterey Bio Acquisition Corp.(d)	60,261	596,584
Monument Circle Acquisition Corp.(d)	14,442	141,098
Moringa Acquisition Corp.(d)	35,406	343,084
Motive Capital Corp. II(d)	24,618	241,256
Mount Rainier Acquisition Corp.(d)	12,935	128,057
Mountain & Co. I Acquisition Corp.(d)	125,353	1,253,530
Mountain Crest Acquisition Corp. IV(d)	34,801	343,138
Mountain Crest Acquisition Corp. V(d)	18,152	177,073
Mudrick Capital Acquisition Corp. II(d)	413,808	4,125,665
Music Acquisition Corp.(d)	50,303	489,448
Nabors Energy Transition Corp.(d)	188,038	1,861,575
New Providence Acquisition Corp. II(d)	77,530	761,732
New Vista Acquisition Corp.(d)	34,002	329,819
Newbury Street Acquisition Corp.(d)	20,019	193,384
Newcourt Acquisition Corp.(d)	126,219	1,257,141
Noble Rock Acquisition Corp.(d)	56,711	551,231
North Atlantic Acquisition Corp.(d)	57,083	561,126
North Mountain Merger Corp.(d)	1,650	16,236
Northern Lights Acquisition Corp.(d)	134,217	1,354,250
Northern Star Investment Corp. II(d)	117,886	1,144,673
Northern Star Investment Corp. III(d)	18,070	175,460
Northern Star Investment Corp. IV(d)	57,355	556,917
NorthView Acquisition Corp.(d)	38,482	375,584
Nova Vision Acquisition Corp.(d)	32,258	321,290

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Novus Capital Corp. II(d)	4,792	$47,776
OCA Acquisition Corp.(d)	9,841	98,705
OceanTech Acquisitions I Corp.(d)	55,467	554,115
Odyssey Acquisition SA(d)	8,289	90,850
Omega Alpha SPAC(d)	1,564	15,280
Omnichannel Acquisition Corp.(d)	7,561	75,156
OmniLit Acquisition Corp.(d)	77,702	768,473
One Equity Partners Open Water I Corp.(d)	72,832	710,840
Onyx Acquisition Co. I(d)	137,450	1,362,130
OPY Acquisition Corp. I(d)	3,729	36,302
Orion Acquisition Corp.(d)	23,827	234,815
Orion Acquisition Corp.(d)	43	417
Osiris Acquisition Corp.(d)	23,175	223,639
Oxbridge Acquisition Corp.(d)	17,547	174,242
Oxus Acquisition Corp.(d)	52,867	522,590
Oyster Enterprises Acquisition Corp.(d)	114,212	1,108,427
Pacifico Acquisition Corp.(d)	7,239	71,738
Papaya Growth Opportunity Corp. I(d)	114,924	1,149,240
Parabellum Acquisition Corp.(d)	66,764	650,949
Parsec Capital Acquisitions Corp.(d)	41,916	416,645
Pathfinder Acquisition Corp.(d)	15,207	147,356
Pearl Holdings Acquisition Corp.(d)	36,968	368,201
Pegasus Digital Mobility Acquisition Corp.(d)	65,953	645,680
Pegasus Digital Mobility Acquisition Corp., Class B(b)(d)	4,456	14,928
PepperLime Health Acquisition Corp.(d)	23,753	231,948
Perception Capital Corp. II(d)	118,089	1,172,624
Peridot Acquisition Corp. II(d)	23,897	232,040
Phoenix Biotech Acquisition Corp.(d)	57,685	572,235
PHP Ventures Acquisition Corp.(d)	32,042	318,497
Pine Island Acquisition Corp.(d)	32,688	320,342
Pine Technology Acquisition Corp.(d)	162,272	1,606,493
Pioneer Merger Corp.(d)	17,566	171,269
Pivotal Investment Corp. III(d)	14,002	136,099
Plum Acquisition Corp. I(d)	59,673	577,933
PMV Consumer Acquisition Corp.(d)	35,259	346,243
Poema Global Holdings Corp.(d)	146,749	1,452,815
Pono Capital Corp.(d)	42,685	426,423
Pontem Corp.(d)	30,757	300,188
Population Health Investment Co., Inc.(d)	487	4,768
Power & Digital Infrastructure Acquisition II Corp.(d)	44,362	446,282
Powered Brands(d)	32,988	321,633
Primavera Capital Acquisition Corp.(d)	176,947	1,718,155
Priveterra Acquisition Corp.(d)	20,360	197,492
Progress Acquisition Corp.(d)	35,214	344,041
PROOF Acquisition Corp. I(d)	41,515	407,885
Property Solutions Acquisition Corp. II(d)	22,994	223,042
PropTech Investment Corp. II(d)	41,944	409,583
Prospector Capital Corp.(d)	16,976	165,007

Annual Report | January 31, 2022	19

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Provident Acquisition Corp.(d)	46,397	$450,979
Pyrophyte Acquisition Corp.(d)	59,361	590,642
Queen's Gambit Growth Capital(d)	2,450	24,133
RCF Acquisition Corp.(d)	109,504	1,082,995
Recharge Acquisition Corp.(d)	126,426	1,251,617
RedBall Acquisition Corp.(d)	44,601	441,996
Revolution Healthcare Acquisition Corp.(d)	9,057	87,672
Ribbit LEAP, Ltd.(d)	12,229	120,089
Rigel Resource Acquisition Corp.(d)	64,290	633,257
Riverview Acquisition Corp.(d)	53,250	518,921
Riverview Acquisition Corp.(d)	347	3,470
ROC Energy Acquisition Corp.(d)	74,024	731,357
Rocket Internet Growth Opportunities Corp.(d)	875	8,470
Rose Hill Acquisition Corp.(d)	83,056	825,577
Rosecliff Acquisition Corp. I(d)	77,689	764,460
Roth Ch Acquisition IV Co.(d)	1,031	10,124
Roth CH Acquisition V Co.(d)	62,531	609,052
Sanaby Health Acquisition Corp. I(d)	90,010	896,500
Science Strategic Acquisition Corp. Alpha(d)	77,759	756,595
ScION Tech Growth I(d)	149,746	1,460,024
ScION Tech Growth II(d)	45,918	446,323
SCP & Co. Healthcare Acquisition Co(d)	5,606	54,378
Screaming Eagle Acquisition Corp.(d)	68,023	674,788
Sculptor Acquisition Corp I(d)	17,215	168,707
Sculptor Acquisition Corp. I(d)	19,716	197,160
Seaport Calibre Materials Acquisition Corp.(d)	39,743	390,674
Seaport Global Acquisition II Corp.(d)	91,410	900,389
Semper Paratus Acquisition Corp.(d)	196,100	1,949,233
Senior Connect Acquisition Corp. I(d)	185,610	1,809,698
Shelter Acquisition Corp. I(d)	39,147	380,509
ShoulderUp Technology Acquisition Corp.(d)	201,607	1,985,828
Sierra Lake Acquisition Corp.(d)	66,804	656,015
Silver Crest Acquisition Corp.(d)	154,643	1,512,409
Silver Spike III Acquisition Corp.(d)	32,200	318,780
SILVERspac, Inc.(d)	55,349	539,930
Sizzle Acquisition Corp.(d)	87,181	870,938
Skydeck Acquisition Corp.(d)	13,316	130,497
Slam Corp.(d)	75,509	731,682
Soar Technology Acquisition Corp.(d)	57,771	581,754
Social Capital Hedosophia Holdings Corp. VI(d)	19,215	189,652
Social Capital Suvretta Holdings Corp. I(d)	67,228	661,524
Social Capital Suvretta Holdings Corp. II(d)	58,318	563,352
Social Capital Suvretta Holdings Corp. III(d)	35,640	350,698
Social Capital Suvretta Holdings Corp. IV(d)	68,052	655,341
Social Leverage Acquisition Corp. I(d)	47,446	460,701
Software Acquisition Group, Inc. III(d)	45,702	451,536
Southport Acquisition Corp.(d)	12,323	124,093
Spartan Acquisition Corp. III(d)	49,945	493,457
Spear Investments I BV(d)	20,690	228,745

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Spindletop Health Acquisition Corp.(d)	122,357	$1,216,229
SportsMap Tech Acquisition Corp.(d)	28,170	277,615
SportsTek Acquisition Corp.(d)	34,022	329,673
Spree Acquisition Corp. 1, Ltd.(d)	40,674	406,008
Spring Valley Acquisition Corp.(d)	2,226	22,238
Springwater Special Situations Corp.(d)	58,969	577,307
ST Energy Transition I, Ltd.(d)	80,006	815,661
StoneBridge Acquisition Corp.(d)	109,133	1,077,143
Stratim Cloud Acquisition Corp.(d)	44,817	434,725
Summit Healthcare Acquisition Corp.(d)	42,915	413,486
Supernova Partners Acquisition Co. III, Ltd.(d)	16,328	158,545
Sustainable Development Acquisition I Corp.(d)	137,266	1,331,480
SVF Investment Corp.(d)	180,495	1,759,826
SVF Investment Corp. 2(d)	218,988	2,126,372
SVF Investment Corp. 3(d)	68,743	675,056
Tailwind Acquisition Corp.(d)	69,245	681,371
Tailwind International Acquisition Corp.(d)	234,566	2,279,981
Tailwind Two Acquisition Corp.(d)	13,721	135,701
Talon 1 Acquisition Corp.(d)	143,866	1,438,660
Target Global Acquisition I Corp.(d)	54,220	541,658
Tastemaker Acquisition Corp.(d)	74,624	733,554
TB SA Acquisition Corp.(d)	81,664	792,141
Tech and Energy Transition Corp.(d)	19,330	187,308
Technology & Telecommunication Acquisition Corp.(d)	52,993	532,580
Tekkorp Digital Acquisition Corp.(d)	1,256	12,309
Thrive Acquisition Corp.(d)	95,562	947,975
Tiga Acquisition Corp.(d)	641	6,522
Tio Tech A(d)	22,150	214,634
TKB Critical Technologies 1(d)	97,836	972,490
TLG Acquisition One Corp.(d)	96,180	933,908
TLGY Acquisition Corp.(d)	136,622	1,359,389
TPG Pace Beneficial Finance Corp.(d)	113,576	1,115,316
TPG Pace Beneficial II Corp.(d)	150,036	1,462,851
Transition SA(d)	33,822	371,992
Trepont Acquisition Corp. I(d)	90,763	906,722
Tribe Capital Growth Corp. I(d)	72,859	706,732
Trine II Acquisition Corp.(d)	125,836	1,236,968
Tuatara Capital Acquisition Corp.(d)	15,548	153,459
Turmeric Acquisition Corp.(d)	606	5,951
Twelve Seas Investment Co. II(d)	48,744	473,304
Twin Ridge Capital Acquisition Corp.(d)	1,978	19,167
TZP Strategies Acquisition Corp.(d)	138,058	1,343,995
UTA Acquisition Corp.(d)	88,121	868,873
Vahanna Tech Edge Acquisition I Corp.(d)	132,585	1,315,243
Valor Latitude Acquisition Corp.(d)	9,401	90,814
VAM Investments Spac BV(d)	25,279	275,476
Vector Acquisition Corp. II(d)	658	6,396
Velocity Acquisition Corp.(d)	45,639	442,242

Annual Report | January 31, 2022	21

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Viscogliosi Brothers Acquisition Corp.(d)	41,703	$414,945
Vision Sensing Acquisition Corp.(d)	65,576	649,858
VMG Consumer Acquisition Corp.(d)	121,874	1,206,553
Vy Global Growth(d)	31,512	308,818
Warburg Pincus Capital Corp. I-A(d)	52,150	507,941
Warburg Pincus Capital Corp. I-B(d)	61,234	595,194
Warrior Technologies Acquisition Co.(d)	125,462	1,233,291
Welsbach Technology Metals Acquisition Corp.(d)	29,572	288,623
Western Acquisition Ventures Corp.(d)	29,980	298,901
Williams Rowland Acquisition Corp.(d)	103,156	1,020,213
WinVest Acquisition Corp.(d)	115,745	1,142,403
World Quantum Growth Acquisition Corp.(d)	84,860	829,931
Zanite Acquisition Corp.(d)	54,806	558,473
Z-Work Acquisition Corp.(d)	1,024	9,928
		322,951,145

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		322,951,145
(Cost $320,309,813)

RIGHTS-0.03%(d)
8i ACQUISITION 2 Corp., Expires 11/24/2022, Strike Price $11.50	46,160	8,078
Accretion Acquisition Corp., Expires 12/31/2049, Strike Price $0.01	37,215	9,118
Arisz Acquisition Corp., Expires 05/01/2023, Strike Price $11.50	34,348	6,248
bleuacacia, Ltd., Expires 12/31/2049, Strike Price $–	201,609	31,249
Deep Medicine Acquisition Corp., Expires 12/09/2022, Strike Price $11.50	15,116	3,703
Financial Strategies Acquisition Corp., Expires 03/31/2028, Strike Price $11.50	9,858	1,960
Fintech Ecosystem Development Corp., Expires 12/31/2028, Strike Price $11.50	54,704	10,399
Globalink Investment, Inc., Expires 08/19/2023, Strike Price $11.50	4,837	1,064
Inception Growth Acquisition, Ltd., Expires 05/08/2023, Strike Price $11.50	7,394	1,654
Jupiter Wellness Acquisition Corp., Expires 12/31/2049, Strike Price $11.50	18,463	4,985
Kairous Acquisition Corp. ltd, Expires 11/24/2023, Strike Price $11.50	13,555	3,050
Mountain Crest Acquisition Corp. V, Expires 12/31/2049, Strike Price $–	8,917	3,032
NorthView Acquisition Corp., Expires 12/31/2049, Strike Price $0.01	38,482	6,700
Roth Ch Acquisition III Co., Expires 12/31/2049, Strike Price $11.50	73,592	16,926
Welsbach Technology Metals Acquisition Corp., Expires 12/31/2049, Strike Price $–	29,572	6,802

TOTAL RIGHTS		114,968
(Cost $143,557)

WARRANTS-0.41%(d)
7 Acquisition Corp., Expires 11/05/2026, Strike Price $11.50	25,051	12,671
Achari Ventures Holdings Corp. I, Expires 02/05/2023, Strike Price $11.50	38,684	8,975
Alpha Healthcare Acquisition Corp. III, Expires 04/12/2027, Strike Price $11.50	3,816	3,912
ALSP Orchid Acquisition Corp. I, Expires 11/30/2028, Strike Price $11.50	52,397	18,339
Apeiron Capital Investment Corp., Expires 06/24/2023, Strike Price $11.50	49,159	17,397
Arbor Rapha Capital Bioholdings Corp. I, Expires 03/14/2023, Strike Price $11.50	23,851	7,632
Arena Fortify Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	51,232	21,512
Arisz Acquisition Corp., Expires 05/01/2023, Strike Price $11.50	34,348	9,271

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Artemis Strategic Investment Corp., Expires 02/12/2023, Strike Price $11.50	52,405	$19,078
Ascendant Digital Acquisition Corp. III, Expires 04/19/2023, Strike Price $11.50	78,866	38,471
Athena Consumer Acquisition Corp., Expires 07/20/2023, Strike Price $11.50	33,717	15,169
Beard Energy Transition Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	60,293	21,103
BioPlus Acquisition Corp., Expires 07/19/2023, Strike Price $11.50	45,412	14,078
Black Mountain Acquisition Corp., Expires 10/15/2027, Strike Price $11.50	46,442	15,187
bleuacacia, Ltd., Expires 06/21/2024, Strike Price $11.50	100,804	38,351
Blockchain Coinvestors Acquisition Corp. I, Expires 01/03/2024, Strike Price $11.50	78,188	45,748
Blue Ocean Acquisition Corp., Expires 10/21/2023, Strike Price $11.50	16,257	3,446
Bullpen Parlay Acquisition Co., Expires 05/17/2023, Strike Price $11.50	57,733	19,629
Cactus Acquisition Corp. 1, Ltd., Expires 07/20/2023, Strike Price $11.50	21,180	9,527
Canna-Global Acquisition Corp., Expires 02/09/2023, Strike Price $11.50	154,766	30,953
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2023, Strike Price $11.50	69,120	21,776
Cineworld, Expires 11/23/2025, Strike Price $0.01	78,194	16,090
Concord Acquisition Corp. III, Expires 12/31/2028, Strike Price $11.50	49,141	24,755
Crescera Capital Acquisition Corp., Expires 04/20/2023, Strike Price $11.50	63,791	28,693
Crypto 1 Acquisition Corp., Expires 01/11/2027, Strike Price $11.50	9,231	2,862
Crystal Peak Acquisition, Expires 06/22/2026, Strike Price $11.50	34,484	17,414
DEE Tech SA, Expires 06/23/2023, Strike Price $11.50	35,099	4,929
Digital Health Acquisition Corp., Expires 10/14/2023, Strike Price $11.50	17,736	4,611
dMY Technology Group, Inc. VI, Expires 06/25/2023, Strike Price $11.50	3,783	2,798
Energem Corp., Expires 03/10/2023, Strike Price $11.50	61,742	12,966
Energy Transition Partners BV, Expires 07/16/2026, Strike Price $11.50	16,852	9,087
ESGEN Acquisition Corp., Expires 06/28/2023, Strike Price $11.50	54,405	19,042
Everest Consolidator Acquisition Corp., Expires 07/19/2023, Strike Price $11.50	50,492	13,656
ExcelFin Acquisition Corp., Expires 07/05/2023, Strike Price $11.50	22,366	11,854
Fat Projects Acquisition Corp., Expires 12/16/2022, Strike Price $11.50	49,946	13,480
Financial Strategies Acquisition Corp., Expires 03/31/2028, Strike Price $11.50	6,820	1,296
Finnovate Acquisition Corp., Expires 04/15/2023, Strike Price $11.50	72,215	23,105
Fintech Ecosystem Development Corp., Expires 12/31/2028, Strike Price $11.50	27,352	6,017
Fortune Rise Acquisition Corp., Expires 11/26/2023, Strike Price $11.50	15,616	3,904
FTAC Parnassus Acquisition Corp., Expires 03/10/2026, Strike Price $11.50	10,083	6,797
FTAC Zeus Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	135,656	69,184
Future Health ESG Corp., Expires 02/19/2023, Strike Price $11.50	37,402	13,715
Games & Esports Experience Acquisition Corp., Expires 10/21/2023, Strike Price $11.50	59,290	20,159
Gardiner Healthcare Acquisitions Corp., Expires 07/11/2024, Strike Price $11.50	19,715	4,929
Glass Houses Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	33,299	14,985
Global Technology Acquisition Corp. I, Expires 07/13/2023, Strike Price $11.50	23,734	11,019
Globalink Investment, Inc., Expires 08/19/2023, Strike Price $11.50	14,771	2,065
GoGreen Investments Corp., Expires 06/04/2023, Strike Price $11.50	65,339	22,761
Green Visor Financial Technology Acquisition Corp. I, Expires 05/08/2023, Strike Price $11.50	47,750	20,528
Harvey Gulf, Expires 12/31/2049, Strike Price $0.01	16,636	74,862
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50	17,425	4,008
Home Plate Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	4,107	1,671
Hunt Cos. Acquisition Corp. I, Expires 12/31/2028, Strike Price $11.50	52,706	20,028
I2PO SA, Expires 07/21/2026, Strike Price $11.50	95,238	20,329

Annual Report | January 31, 2022	23

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
Iconic Sports Acquisition Corp., Expires 04/06/2023, Strike Price $11.50	19,665	$8,651
Inception Growth Acquisition, Ltd., Expires 05/08/2023, Strike Price $11.50	3,697	870
Industrial Human Capital, Inc., Expires 12/31/2028, Strike Price $11.50	14,916	3,580
Infinite Acquisition Corp., Expires 05/03/2023, Strike Price $11.50	23,647	11,821
InFinT Acquisition Corp., Expires 05/19/2027, Strike Price $11.50	55,147	12,957
Innovative International Acquisition Corp., Expires 04/03/2023, Strike Price $11.50	67,171	23,879
Integrated Rail and Resources Acquisition Corp., Expires 05/21/2023, Strike Price $11.50	48,874	14,662
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	2,511	1,004
Intelligent Medicine Acquisition Corp., Expires 01/13/2023, Strike Price $11.50	57,004	23,372
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Strike Price $11.50	19,820	13,474
Juniper II Corp., Expires 12/31/2028, Strike Price $11.50	9,381	5,628
Kairous Acquisition Corp. ltd, Expires 11/24/2023, Strike Price $11.50	6,777	1,491
LAMF Global Ventures Corp. I, Expires 04/04/2023, Strike Price $11.50	63,179	25,278
LAVA Medtech Acquisition Corp., Expires 04/01/2023, Strike Price $11.50	15,539	6,968
LF Capital Acquisition Corp. II, Expires 01/07/2026, Strike Price $11.50	60,499	21,163
Liberty Resources Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	40,938	7,799
Lionheart III Corp., Expires 03/19/2023, Strike Price $11.50	36,580	12,777
Mana Capital Acquisition Corp., Expires 12/01/2026, Strike Price $11.50	19,937	4,684
McLaren Technology Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	61,067	19,844
Mercato Partners Acquisition Corp., Expires 12/28/2026, Strike Price $11.50	15,665	7,283
Metals Acquisition Corp., Expires 07/12/2023, Strike Price $11.50	11,755	5,525
Monterey Bio Acquisition Corp., Expires 06/07/2023, Strike Price $11.50	24,230	6,300
Motive Capital Corp. II, Expires 05/15/2023, Strike Price $11.50	8,206	4,759
Mount Rainier Acquisition Corp., Expires 12/04/2022, Strike Price $11.50	12,935	3,103
Mountain & Co. I Acquisition Corp., Expires 08/24/2023, Strike Price $11.50	62,660	30,155
Nabors Energy Transition Corp., Expires 06/08/2023, Strike Price $11.50	87,846	36,017
New Providence Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	21,526	12,434
Newcourt Acquisition Corp., Expires 04/12/2028, Strike Price $11.50	30,398	12,750
NorthView Acquisition Corp., Expires 10/21/2023, Strike Price $11.50	19,241	3,848
Nova Vision Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	31,088	4,197
Odyssey Acquisition SA, Expires 06/30/2026, Strike Price $11.50	7,014	5,516
OmniLit Acquisition Corp., Expires 04/06/2023, Strike Price $11.50	38,869	11,272
Onyx Acquisition Co. I, Expires 01/07/2023, Strike Price $11.50	24,790	8,805
Parsec Capital Acquisitions Corp., Expires 01/08/2023, Strike Price $11.50	9,432	2,735
PepperLime Health Acquisition Corp., Expires 03/28/2023, Strike Price $11.50	11,876	5,079
Perception Capital Corp. II, Expires 12/31/2028, Strike Price $11.50	58,258	22,575
Phoenix Biotech Acquisition Corp., Expires 09/01/2026, Strike Price $11.50	21,939	8,007
Pine Island Acquisition Corp., Expires 10/29/2027, Strike Price $11.50	2,352	1,529
PROOF Acquisition Corp. I, Expires 12/03/2023, Strike Price $11.50	20,757	6,498
RCF Acquisition Corp., Expires 04/25/2023, Strike Price $11.50	31,463	16,361
Rigel Resource Acquisition Corp., Expires 04/19/2023, Strike Price $11.50	31,854	13,235
Rose Hill Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	41,528	11,750
Seaport Calibre Materials Acquisition Corp., Expires 01/19/2023, Strike Price $11.50	14,252	4,882
ShoulderUp Technology Acquisition Corp., Expires 07/26/2023, Strike Price $11.50	94,845	38,886
Spindletop Health Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	47,277	16,547
ST Energy Transition I, Ltd., Expires 12/02/2026, Strike Price $11.50	40,003	13,997
Talon 1 Acquisition Corp., Expires 04/18/2023, Strike Price $11.50	71,933	26,615
Thrive Acquisition Corp., Expires 03/09/2023, Strike Price $11.50	47,781	15,288
TKB Critical Technologies 1, Expires 01/08/2023, Strike Price $11.50	48,884	20,531

Saba Capital Income & Opportunities Fund	Schedule of Investments
January 31, 2022

	Shares	Fair Value
TLGY Acquisition Corp., Expires 01/14/2023, Strike Price $11.50	68,311	$27,321
Transition SA, Expires 06/16/2026, Strike Price $11.50	33,822	14,249
Trine II Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	47,623	18,323
UTA Acquisition Corp., Expires 10/21/2023, Strike Price $11.50	44,060	15,421
Vahanna Tech Edge Acquisition I Corp., Expires 07/13/2024, Strike Price $11.50	65,257	19,577
VAM Investments Spac BV, Expires 07/27/2026, Strike Price $11.50	12,639	5,822
Vision Sensing Acquisition Corp., Expires 03/24/2023, Strike Price $11.50	49,182	11,804
VMG Consumer Acquisition Corp., Expires 07/03/2023, Strike Price $11.50	60,937	33,817

TOTAL WARRANTS		1,658,539
(Cost $2,636,440)

SHORT TERM INVESTMENTS-0.26%
JPMorgan US Treasury Plus Money Market Fund, 7 Day yield 0.01%	1,051,438	1,051,438

TOTAL SHORT TERM INVESTMENTS		1,051,438
(Cost $1,051,438)

Total Investments - 100.59%		$409,375,060
(Cost $411,629,285)

Liabilities in Excess of Other Assets - (0.59)%		$(2,382,854)

Net Assets - 100.00%		$406,992,206

Amounts above are shown as a percentage of net assets as of January 31, 2022.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the "Securities Act"). Total market value of Rule 144A securities amounts to $15,914,250, which represented approximately 3.91% of net assets as of January 31, 2022. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)	Non-income producing security.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

Reference Rates:

1M US L - 1 Month LIBOR as of January 31, 2022 was 0.11%

3M US L - 3 Month LIBOR as of January 31, 2022 was 0.32%

6M US L - 6 Month LIBOR as of January 31, 2022 was 0.53%

1M EUR L - 1 Month EURIBOR as of January 31, 2022 was (0.56)%

Annual Report | January 31, 2022	25

Saba Capital Income & Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(a)	Total
Corporate Bonds	$–	$25,290,864	$–	$25,290,864
Senior Loans	–	16,608,510	–	16,608,510
Common Stock	5,657	2,709,681	–	2,715,338
Closed End Funds	38,219,334	–	–	38,219,334
Special Purpose Acquisition Companies	322,107,389	–	699,466	322,806,855
Preferred Stock	144,290	764,924	–	909,214
Warrants	1,524,586	133,953	–	1,658,539
Rights	114,968	–	–	114,968
Short Term Investments	1,051,438	–	–	1,051,438
Total	$363,167,662	$45,507,932	$699,466	$409,375,060